RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

(b) The following tables indicate the transactions that have been entered into with related parties:

i)	Balance Sheets

	As of June 30, 2025 (Unaudited)
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	-	-	3	-	-	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	-	-	-	55	118	-	-

Independent Directors
Wang Wenbo	-	-	-	-	-	113	-
Wang Na	-	-	-	-	-	42	-
Wang Wanli	-	-	-	-	-	42	-
Zhang Jing	-	-	-	-	-	42	-

Non-controlling interest shareholder
China FAW Co., Ltd.	74	-	35,630	144	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,652	3,871

Affiliate of non-controlling interest shareholder
Qiming Information Technology Co., Ltd.	-	-	-	80	-	179	-
FAW Bestune Car Co., Ltd.	87	-	-	76	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	37,765	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,688	-	90	-
FAW Logistics Co., Ltd.	-	-	-	2,755	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	371	-	626	-
China FAW Group Co., Ltd.	-	-	-	-	-	24,980	-
China FAW Group Import & Export Co., Ltd.	22	-	-	83	59	26	-
FAW Finance Co., Ltd.	-	-	-	-	-	33,810	160,739

Significantly influenced the Company
Yantai Public Transportation Co., Ltd.	-	-	-	-	-	40,473	103,300

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	-	-	-	110	1,815
Jinan Haiyun Investment Consulting Co., Ltd						196	1,396
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	126	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	751	-	-

Other	-	471	66	29	79	23	-

Total	183	471	35,696	44,175	1,007	102,404	271,121

	As of December 31, 2024 (Audited)
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties

Shareholders
Euroamer Kaiwan Technology Company Limited	-	-	-	-	-	1,130	-
Chijet Holdings Limited	-	-	-	-	-	570	-
Ying Liu	-	-	-	-	-	13	-

Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	33	-	-	-	-	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd.	1	266	-	272	89	-	-

Independent Directors
Wang Wenbo	-	-	-	-	-	63	-
Huimin Li	-	-	-	-	-	13	-

Non-controlling interest shareholder
China FAW Co., Ltd.	2	-	38,661	141	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,529	3,799

Affiliate of non-controlling interest shareholder
Qiming Information Technology Co., Ltd.	-	-	-	79	-	133	-
FAW Bestune Car Co., Ltd.	84	-	-	75	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	5	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	38,904	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,638	-	89	-
FAW Logistics Co., Ltd.	-	-	-	2,703	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	364	-	614	-
China FAW Group Co., Ltd.	-	-	-	-	-	24,516	-
China FAW Group Import & Export Co., Ltd.	22	-	-	81	58	25	-
FAW Equity Investment (Tianjin) Co., Ltd.	-	-	-	-	-	-	2,345
FAW Finance Co., Ltd.	-	-	-	-	-	28,713	157,751

Significantly influence the Company
Yantai Public Transportation Co., Ltd.	-	-	-	-	-	36,408	101,380

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.	-	-	-	-	-	119	1,781
Jinan Haiyun Investment Consulting Co., Ltd.	-	-	-	-	-	151	1,369
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	124	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	2	738	-	-

Other	-	465	4	27	76	-	-

Total	114	764	38,665	45,410	961	94,086	268,425

ii)	Operations

	For the six months ended June 30, 2025 (Unaudited)			For the six months ended June 30, 2024 (Unaudited)
	US$’000			US$’000
	Sales of goods	Purchase of goods	Interest Expense	Sales of goods	Purchase of goods	Interest Expense
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	31	-	-	4,322	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	45	-	-	164	-	-

Non-controlling interest shareholder
China FAW Co., Ltd.	21	-	-	39	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	93	-	-	94

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	3,370
Nanjing Shengnuo Biotechnology Industry Company Ltd	-	-	-	-	-	46
Qiming Information Technology Co., Ltd.	-	-	-	-	46	-
FAW Bestune Car Co., Ltd.	-	42	-	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	-	-	-	42	-	-
FAW Finance Co., Ltd.	-	-	4,497	-	-	4,449

Significantly influence the Company
Yantai Public Transportation Co., Ltd.	-	-	3,334	-	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	59	-	-	46
Jinan Haiyun Investment Consulting Co., Ltd	-	-	42	-	-	72

Other	-	23	-	-	80	-

Total	66	96	8,025	245	4,448	8,077

SCHEDULE OF FINANCING WITH RELATED PARTIES

(c) The following table consists of the financing that the Company has entered into with related parties:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Significantly influence the Company
Yantai Public Transportation Co., Ltd. (i)	103,300	101,380

Affiliate of non-controlling interest shareholder
FAW Finance Co., Ltd. (ii)	160,739	157,751
FAW Equity Investment (Tianjin) Co., Ltd. (iii)	-	2,345

Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (iv)	3,871	3,799

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd. (v)	1,815	1,781
Jinan Haiyun Investment Consulting Co., Ltd. (vi)	1,396	1,369

Total	271,121	268,425

(i)	In December 2019, Shandong Baoya entered into loans with Yantai Guofeng Investment Holding Group Co., Ltd. (“Yantai Guofeng”). The loans bear an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the six months ended June 30, 2025 and 2024, the principal amount converted to government subsidies were nil. On December 31, 2024, Shandong Baoya was notified that Yantai Guofeng has transferred its creditor’s rights in Shandong Baoya to Yantai Public Transportation Co., Ltd. (“Yantai Trans”). On February 10, 2025, Yantai Trans filed an application for property preservation with the Yantai Intermediate Court, which resulted in the freezing of Shandong Baoya’s land use right. The net value of the frozen land use right was US$25.84 million as of June 30, 2025.

(ii)	During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40.18 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Collateralized by the FAW Jilin factory and land use right with the carrying value of US$57.91 million and US$58.94 million, as of June 30, 2025 and December 31, 2024.	48,858	47,950
Collateralized by the machinery and equipment, molds and tooling, other logistic equipment of FAW Jilin with carrying value of US$18.04 million and US$ 19.29 million as of June 30, 2025 and December 31, 2024.	97,000	95,197
Credit loan, no collateralized items.	14,881	14,604
Total	160,739	157,751

Maturity date	The loans mature gradually from November 1, 2022 to November 1, 2025.

Interest Rate and default rate	The loans bear an annual interest rate of 3.915% and the interest rate for the default principal is 5.0895%

Interest expense	The interest expenses were US$4.50 million and US$4.45 million for the six months ended June 30, 2025 and 2024 respectively.

(iii)	On December 19, 2024, FAW Jilin entered a mortgage loan of US$ 2.39 million with FAW Equity Investment (Tianjin) Co., Ltd. The loan bears interest of 3.10% and will mature in one year. As of June 30, 2025, FAW Jilin the mortgaged land use right has been disposed to repay the principal.

(iv)	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024. On August 13, 2025, Dezhou Jingtai applied to the court for the auction of the collateralized assets of Dezhou Yarui. The auction process began on August 25, 2025 and has not yet concluded as of September 29, 2025.

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)

Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$606,704 and US$689,814, respectively. The carrying amount of buildings and land use rights pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$1.58 million and US$1.22 million, respectively.	3,871	3,799

Maturity date	The outstanding balance was due on August 1, 2024.

Interest Rate	The loans bear an annual interest rate of 4.9%

Interest expense (One loan thus no weighted average rate)	The interest expenses were US$92,905 and US$93,906 for the six months ended June 30, 2025 and 2024 respectively.

Others	For the six months ended June 30, 2025, the Company has paid nil.

(v) In August and October 2023, Shandong Baoya entered into two loans totaling US$558,378 with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10% and the due dates were on December 31, 2023 and April 23, 2024. As of September 29, 2025, the US$418,784 loan had its maturity extended to June 30, 2025 and the interest rate was decreased to 6.5%. The due date of the US$139,595 loan was extended to October 23, 2025, and the interest rate was decreased to 6.5%.

Additionally, on January 16, 2024, January 19, 2024, and March 25, 2024, Shandong Baoya entered three loans with Jiankangdadi. The loans bear interest of 6.5%. The total of the three loans was US$1.26 million, where the due dates are January 15, 2025, January 28, 2025 and March 24, 2025, respectively. As of September 29, 2025, the due dates were further extended to January 15, 2026, January 28, 2026 and March 24, 2026 with the interest rate of 6.5%.

On November 25, 2024, Jiankangdadi filed an application with the Lixia People’s Court of Jinan City to freeze Shandong Baoya’s 4.5% equity interest in Xiangyang Yazhi equivalent to the outstanding principal of US$628,176 to secure the borrowings. The freeze order is effective from November 29, 2024 to November 28, 2027.

(vi) In August and September 2023, Shandong Baoya entered two loans amounting to US$1.40 million with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear interest of 10%. The due dates were February 22, 2024 and March 24, 2024, respectively. As of September 29, 2025, the due dates were extended to February 22, 2026 and March 24, 2026, respectively. The interest rate was decreased to 6%.

On December 3, 2024, Jinan Haiyun filed an application with the Lixia People’s Court of Jinan City to freeze Shandong Baoya’s 2% equity interest in FAW Jilin equivalent to the outstanding principal of US$1.54 million to secure the borrowings. The freeze order is effective from December 4, 2024 to December 3, 2027.

SCHEDULE OF COMPENSATION TO RELATED PARTIES

The following table consists of the number of shares and the total amount of compensation to independent directors:

	June 30, 2025 (Unaudited)		June 30, 2024 (Unaudited)
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

John Chiang	-	$-	167	$12.5
Simon Pang	-	$-	167	$12.5
Li Wen	-	$-	167	$12.5
Liu Ying	-	$-	167	$25
Liu Huimin	-	$-	-	$12.5
Wang Wenbo	-	$25	-	$6.25
Wang Na	-	$20.83	-	-
Wang Wanli	-	$20.83	-	-
Zhang Jing	-	$20.83	-	-
Total	-	$87.49	668	$81.25